INCOME TAXES	12 Months Ended
Sep. 30, 2016
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
18.	INCOME TAXES

Agritech and its subsidiary, State Harvest are incorporated in the British Virgin Islands and are exempted from the income tax under the laws of the British Virgin Islands. State Harvest’s subsidiary and State Harvest’s variable interest entity, Beijing Origin and its majority owned subsidiaries (together, the “PRC entities”) were incorporated in the PRC and governed by the PRC laws.

The applicable tax rate of the PRC Enterprise Income Tax (“EIT”) was changed from 33% to 25% on January 1, 2008, according to the Corporate Income Tax Law. The preferential tax rate previously enjoyed by the PRC entities is gradually transitioned to the new standard rate of 25% over a five-year transitional period. In addition, article 28 of the new tax law stated that the income tax rate of a “high technology” company (high-tech status) is to remain at 15%.

Preferential tax treatment of Beijing Origin as “high technology” company (High-tech Status) from October 28, 2011 to October 27, 2017 has been granted by the relevant tax authorities. Beijing Origin is entitled to a preferential tax rate of 15% which is subject to annual review. As a result of these preferential tax treatments, the reduced tax rates applicable to Beijing Origin Seed Limited for 2014, 2015 and 2016 are 15%.Xinjiang Origin is entitled to a preferential tax of 2 years exemption and 3 years of half EIT from January 1, 2012 to December 31, 2016 in accordance with Cai Shui [2011] No. 53 and Cai Shui [2011] No. 60 issued by the PRC State Administration of Taxation and Xin Cai Fa Shui [2011] No. 51 issued by the Xinjiang Local Taxation Bureau. Xinjiang Origin is currently in the status of ‘halfEIT’ for the year ended September 30, 2016.Linze Origin is entitled to a preferential tax rate of 15% from January 1, 2016 and December 31, 2016 in accordance with Cai Shui [2011] No. 58 issued by the PRC Ministry of Finance, General Administration of Customs and the State Administration of Taxation which is subject to annual review. Linze Origin is currently in the status of a preferential tax rate of 15% for the year ended September 30, 2016.

Had all the above tax holidays and concessions not been available, the tax charges would have been lower by RMB(750), RMB(1,149) and RMB(3,822), and the basic net loss per share would have been lower (higher) by RMB(0.01), RMB(0.13) and RMB0.17 for the years ended September 30, 2014, 2015 and 2016, respectively. The diluted net loss per share for the years ended September 30, 2014, 2015 and 2016 would have been lower (higher) by RMB(0.01), RMB(0.13) and RMB0.17, respectively.

The Company’s liability for income taxes includes the liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by taxing authorities. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. Until September 30, 2016, the management considered that the Company had no uncertain tax positions affected its consolidated financial position. The Company’s uncertain tax positions are related to tax years that remain subject to examination by the relevant tax authorities and the major one is the China tax authority. The open tax years for examinations in China are 5 years.

The provision for income taxes expenses consists of the following:

	Year ended
	September 30,
	2014	2015	2016
	RMB	RMB	RMB

Current	677	1,295	1,436
Deferred	-	-	-
Reversal of contingent tax liability	(39,060)	-	-

	(38,383)	1,295	1,436

The principal components of the deferred income tax assets are as follows:

	September 30,
	2015	2016
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	26,547	25,964
Impairment on inventory	9,420	11,213
Others	9,292	9,734

Non-current deferred income tax assets	45,259	46,911
Valuation allowances	(45,259)	(46,911)

Net non-current deferred income tax assets	-	-

The Company did not have any significant temporary differences relating to deferred tax liabilities as of September 30, 2015 and 2016.

A significant portion of the deferred tax assets recognized relates to net operating loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The net operating loss attributable to those PRC entities can only be carried forward for a maximum period of five years. Tax losses of non-PRC entities can be carried forward indefinitely. The expiration period of unused tax losses is as follows:

	Year ended
	September 30,
	2015	2016
	RMB	RMB
Calendar year ending,
2015	10,278	-
2016	49,532	40,099
2017	21,254	21,254
2018	5,290	5,290
2019	35,477	24,931
2020	-	24,154

	121,831	115,728

Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended
	September 30,
	2014	2015	2016
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	(2)	(7)	(5)
Effect of different tax jurisdiction	(3)	(7)	(6)
Permanent book-tax difference	9	11	(3)
Change in valuation allowance	(2)	10	(7)
Utilization of tax loss previously not recognized	-	-	-
Under/(Over) provision in prior year	(29)	(40)	(6)
Reversal of contingent tax liability	90	-	-

Effective income tax rate	88	(8)	(2)

Reversal of contingent tax liability for year ended September 30, 2014

In previous years, the Company assessed the contingent tax liability that might arise from the share exchange transaction with Chardan and considered such contingent tax liabilities as more-likely-than-not. As of September 30, 2013, a contingent tax liability of RMB39,060 including late payment penalty and interest was included in the income tax payable in the accompanying consolidated balance sheet. The Company did not expect to incur tax liabilities at the higher end of the range which were estimated to be in the range RMB39,060 to RMB64,218, based on the information previously available.

In 2009, the Company reviewed the contingent tax position. On September 23, 2010, the Company filed a revised 2005 tax return (the “Revised Return”) to the United States Internal Revenue Service (the “IRS”), to modify and supplement the previously filed tax return regarding this tax liability. The timeline for the IRS to question on the tax return and assess additional tax due is generally three years.

For the period from the filing date of the Revised Return (i.e., September 23, 2010) to September 30, 2014, the IRS did not enquire of the Company or Chardan to clarify the redomestication transaction reflected in the Revised Return. The Company believes that Chardan paid all necessary and required U.S. federal income tax arising out of the Chardan redomestication. The Company also believes that the time limit for the IRS to assess any additional income tax expired at September 23, 2013,by reason of the expiration of the statute of limitations. The management considered not practical to complete a detail independent reassessment in order to obtain sufficient evidence to support a potential change of tax position in a short period of time, given that no additional evidence is obtained during the year ended September 30, 2013, the Company considered to retain the contingent tax liability in the balance sheet as of September 30, 2013. During the year ended September 30, 2014, the Company has completed an independent review to assess the tax position as of September 30, 2014 and concluded that the three years statute of limitations has expired. As a result, the Company concludes that there is no justification to continue to make a reserve in its accounts for the contingent tax liability of RMB39,060 in relation to the share exchange transaction. Accordingly, the contingent tax liability of RMB39,060 has been derecognized and recorded as a tax benefit in the statement of income and comprehensive income for the year ended September 30, 2014 due to the cessation of contingent taxable status.